Note 13 - Stockholders' Equity (deficit)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes
Note 13 - Stockholders' Equity (deficit)

NOTE 13–STOCKHOLDERS' EQUITY (DEFICIT)

On February 9, 2015, we authorized the issuance of 1,250 shares of common stock per the terms of the licensing agreement with Loyl.Me LLC. The shares were valued at $40.00 per share, the closing stock price on the date of grant, for total noncash stock compensation expense of $50,000.

On April 10, 2015, we authorized the issuance of 281 shares of common stock per the terms of the licensing agreement with Loyl.Me. The shares were valued at $29.36 per share, the closing stock price on the date of grant, for total noncash stock compensation expense of $8,250.

On July 10, 2015, we authorized the issuance of 1,202 shares of common stock per the terms of the licensing agreement with Loyl.Me. The shares were valued at $20.80 per share, the closing stock price on the date of grant, for total noncash stock compensation expense of $25,000.

On October 10, 2015, we authorized the issuance of 3,882 shares of common stock per the terms of the licensing agreement with Loyl.Me. The shares were valued at $6.44 per share, the closing stock price on the date of grant, for total noncash stock compensation expense of $25,000.

On November 10, 2015, we entered into an agreement to exchange 500,000 shares of our common stock for 10 million shares of MHB, Inc. Through this transaction, we acquired 49% of the issued and outstanding common shares of MHB, Inc. The shares were valued at $5.80 per share, the closing stock price on the date of grant, for a total of $2,900,000.

On January 14, 2016, we granted 2,500 shares of common stock to Convurge, LLC, the successor-in-interest to Loyl.Me LLC, in connection with an amendment to the license agreement. The shares were valued at $5.60 per share, the closing stock price on the date of grant, for a total noncash expense of $14,000.

On February 8, 2016, we issued 1,250 shares of common stock in consideration for accounting services rendered. The shares were valued at $5.00 per share, the closing stock price on the date of grant, for a total noncash expense of $6,250.

On February 11, 2016, we issued 3,125 shares of common stock in consideration for consulting services rendered. The shares were valued at $5.00 per share, the closing stock price on the date of grant, for a total noncash expense of $15,625.

On March 31, 2016, we entered into an Agreement of Termination, Compromise, Settlement and Mutual Release of Claims, with LuvBuds, LLC, Brett Harris, and Tag Distributing LLC, doing business as Consigliere Inc., to resolve, compromise, settle, and dispose of and any and all disputes and claims that existed or may exist among the parties. Pursuant to the terms of the agreement, Mr. Harris retained the stock grant for 15,000 shares of common stock. The shares were valued at $4.40 per share, the closing stock price on the date of grant, for a total noncash expense of $66,000.

On May 23, 2016, we entered into Amendment No. 1 to 10% Convertible Promissory Note of CannaSys to amend the terms of the 10% Convertible Promissory Note of CannaSys, Inc. dated November 18, 2015, with Tangiers Investment Group, LLC. In consideration of Tangiers Investment Group's agreement not to submit a notice of conversion prior to June 10, 2016, we issued a stock grant of 5,000 restricted shares of common stock to Tangiers Investment Group. The shares were valued at $1.20 per share, the closing stock price on the date of grant, for a total noncash expense of $6,000.

The following table reflects the amounts of principal converted, and the corresponding number of shares issued, in connection with outstanding convertible promissory notes during the quarter ended September 30, 2016:

			Shares	Amount Converted
Date	Note Holder	Price	Issued	Principal	Interest

04/29/16	Blackbridge Capital	$1.38	16,667	$25,000.00	$ -
05/03/16	EMA Financial LLC	1.50	3,500	5,250.00	-
05/19/16	Blackbridge Capital, LLC	0.02	6,061	(1)	-
05/27/16	Blackbridge Capital, LLC	0.02	102,273	(1)	-
05/27/16	EMA Financial LLC	0.12	50,000	5,500.00	-
06/03/16	Black Forest Capital. LLC	0.20	50,000	10,000.00	-
06/06/16	Auctus Fund, LLC	0.22	54,703	9,592.30	2,442
06/08/16	Blackbridge Capital, LLC	0.08	100,000	10,000.00	-
06/08/16	EMA Financial LLC	0.06	63,630	3,744.63	-
06/09/16	EMA Financial LLC	0.04	74,330	2,861.69	-
06/09/16	Tangiers Investment Group, LLC	0.08	135,065	10,400.00	-
06/10/16	Auctus Fund	0.08	53,370	4,011.67	98
06/10/16	Black Forest Capital. LLC	0.06	71,429	5,000.00	-
06/10/16	Blackbridge Capital, LLC	0.06	142,857	10,000.00	-
06/13/16	EMA Financial LLC	0.02	100,331	2,207.27	-
06/14/16	Blackbridge Capital, LLC	0.02	81,818	(2)	-
06/14/16	Tangiers Investment Group, LLC	0.06	184,298	11,150.00	-
06/15/16	Black Forest Capital. LLC	0.06	90,909	5,000.00	-
06/16/16	Tangiers Investment Group, LLC	0.04	55,632	2,509.00	-
06/17/16	Black Forest Capital. LLC	0.04	122,500	5,022.50	-
06/17/16	Blackbridge Capital, LLC	0.02	101,045	(3)	-
06/20/16	Adar Bays LLC	0.04	107,692	4,415.39	-
06/20/16	Blackbridge Capital, LLC	0.02	62,084	(2)	-
06/21/16	Black Forest Capital. LLC	0.04	122,500	5,022.50	-
06/22/16	Black Forest Capital. LLC	0.04	135,000	5,535.00	-
06/27/16	Blackbridge Capital, LLC	0.04	12,195	500.00	-
07/08/16	Adar Bays LLC	0.04	75,000	3,075.00	-
07/15/16	Kodiak Capital Group LLC	0.02	158,183	3,717.00	-
			2,333,072	$149,513.95	$2,540

_______________

(1) Additional shares issued for the April 29, 2016, conversion.

(2) Additional shares issued for the June 8, 2016, conversion.

(3) Additional shares issued for the June 10, 2016, conversion.

NOTE 13 – STOCKHOLDERS' EQUITY (DEFICIT)

During the year ended December 31, 2014, we sold 102,000 shares of common stock to B44 LLC for total cash proceeds of $200,000.

During the year ended December 31, 2014, we issued 33,750 share of common stock for compensation of $1,012,500.

During the year ended December 31, 2014, we issued 50,000 shares of common stock for total cash proceeds of $500,000.

During the year ended December 31, 2014, we issued 32,284 shares of common stock for total cash proceeds of $387,400.

In connection with the Merger consummated on or about August 15, 2014, we issued a total of 300,000 unregistered shares of common stock to a total of 17 persons in exchange for 100% of the issued and outstanding shares of CannaSys-Colorado. Our shareholders prior to the merger retained an aggregate of 136,154 shares of common stock, eliminating 80,096 shares in consolidation. The Merger was consummated in order to raise capital for the Company to allow it to deliver its products to market.

On February 9, 2015, we authorized the issuance of 1,250 shares of common stock per the terms of the licensing agreement with Loyl.Me. The shares were valued at $40.00 per share, the closing stock price on the date of grant, for total non-cash stock compensation expense of $50,000.

On April 10, 2015, we authorized the issuance of 281 shares of common stock per the terms of the licensing agreement with Loyl.Me. The shares were valued at $29.36 per share, the closing stock price on the date of grant, for total non-cash stock compensation expense of $8,250.

On July 10, 2015, we authorized the issuance of 1,202 shares of common stock per the terms of the licensing agreement with Loyl.Me. The shares were valued at $20.80 per share, the closing stock price on the date of grant, for total non-cash stock compensation expense of $25,000.

On October 10, 2015, we authorized the issuance of 3,882 shares of common stock per the terms of the licensing agreement with Loyl.Me. The shares were valued at $6.44 per share, the closing stock price on the date of grant, for total non-cash stock compensation expense of $25,000.

On November 10, 2015, we entered into an agreement to exchange 500,000 shares of our common stock for 10 million shares of MHB, Inc. Through this transaction, we acquired 49% of the issued and outstanding common shares of MHB, Inc. The shares were valued at $5.80 per share, the closing stock price on the date of grant, for a total of $2,900,000.